October 4, 2021

BNY MELLON VARIABLE INVESTMENT FUND

- Growth and Income Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell, David Intoppa and John R. Porter III are the fund's primary portfolio managers. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at Newton. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. Mr. Intoppa has been a primary portfolio manager of the fund since March 2019 and is a research analyst at Newton. Mr. Porter has been a primary portfolio manager of the fund since October 2021 and is Chief Investment Officer and Head of Equity at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell, David Intoppa and John R. Porter III are the fund's primary portfolio managers, each of whom are jointly and primarily responsible for the day-to-day management of the fund's portfolio. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1992. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. She has been employed by Newton or a predecessor company of Newton since 2008. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1997. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2006. Mr. Intoppa has been a primary portfolio manager of the fund since March 2019 and is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006. Mr. Porter has been a primary portfolio manager of the fund since October 2021 and is Chief Investment Officer and Head of Equity at Newton. He has been employed by Newton or a predecessor company of Newton since August 2016.

0108STK1021

October 4, 2021

BNY MELLON VARIABLE INVESTMENT FUND
-Growth and Income Portfolio

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
John R. Porter[1]	5	$7.3B	2	$209M	14	$1.7B

[1]	Because Mr. Porter became a primary portfolio manager of VIF-GIP as of October 4, 2021, his information is as of August 31, 2021.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
John R. Porter	Other Accounts	1	$77M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
John R. Porter[1]	VIF-GIP	None

1 Mr. Porter became a primary portfolio manager of VIF-GIP as of October 4, 2021, and, as of August 31, 2021, he did not own any shares of the fund.

VIF-SAISTK-1021